UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison US Emerging Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	7/31/2006

Item 1. Schedule of Investments

Jennison U.S. Emerging Growth Fund, Inc.

Schedule of Investments

as of July 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.7%
COMMON STOCKS

Air Freight & Logistics 0.7%
194,700	UTI Worldwide, Inc.(b)	$4,536,510

Biotechnology 1.7%
335,200	ImClone Systems, Inc.(a)(b)	10,894,000

Capital Markets 6.7%
574,300	Eaton Vance Corp.	14,219,668
166,500	Lazard Ltd. (Class A)(b)	6,501,825
189,500	Nuveen Investments, Inc. (Class A)	8,999,355
789,200	TD Ameritrade Holding Corp.	12,927,096

		42,647,944

Chemicals 4.7%
287,400	Ecolab, Inc.(b)	12,378,318
259,400	Monsanto Co.	11,151,606
364,700	Nalco Holdings Co.(a)	6,145,195

		29,675,119

Commercial Services & Supplies 7.7%
929,600	Allied Waste Industries, Inc.(a)(b)	9,444,736
343,000	Choice Point, Inc.(a)	11,716,880
210,100	Iron Mountain, Inc.(a)	8,614,100
126,825	Monster Worldwide, Inc.(a)	5,073,000
177,515	Paychex, Inc.	6,067,463
116,900	Stericycle, Inc.(a)	7,853,342

		48,769,521

Communications Equipment 2.9%
835,500	Avaya, Inc.(a)(b)	7,736,730
543,570	Comverse Technology, Inc.(a)(b)	10,534,387

		18,271,117

Computers & Peripherals 0.5%
94,700	Avid Technology, Inc.(a)(b)	3,337,228

Consumer Finance 0.5%
63,500	Alliance Data Systems Corp.(a)	3,258,820

Shares	Description	Value
Diversified Consumer Services 1.1%
94,500	Apollo Group, Inc., (Class A)(a)	4,471,740
276,100	Servicemaster Co. (The)	2,841,069

		7,312,809

Diversified Financial Services 1.1%
289,000	KKR Private Equity Investors LLP, RDU, 144A (Netherlands)(a)(e)	6,791,500

Electrical Equipment 1.4%
216,200	Ametek, Inc.	9,171,204

Electronic Equipment & Instruments 3.6%
187,600	Amphenol Corp. (Class A)	10,520,608
327,200	Insight Enterprises, Inc.(a)	5,542,768
255,000	Tektronix, Inc.	6,953,850

		23,017,226

Energy Equipment & Services 6.3%
278,900	Grant Prideco, Inc.(a)	12,692,739
158,500	National-Oilwell Varco, Inc.(a)(b)	10,625,840
411,400	Pride International, Inc.(a)(b)	12,288,518
97,300	Weatherford International Ltd.(a)	4,557,532

		40,164,629

Food & Staples Retailing 0.6%
70,025	Whole Foods Market, Inc.	4,027,138

Food Products 1.5%
445,300	ConAgra Foods, Inc.	9,573,950

Health Care Equipment & Supplies 4.3%
324,690	DENTSPLY International, Inc.	10,162,797
207,200	Resmed, Inc.(a)	9,616,152
208,900	Respironics, Inc.(a)	7,432,662

		27,211,611

Health Care Providers & Services 8.8%
289,100	DaVita, Inc.(a)	14,460,782
262,200	Medco Health Solutions, Inc.(a)	15,556,326
282,200	Omnicare, Inc.(b)	12,772,372
220,200	Quest Diagnostics, Inc.(b)	13,238,424

		56,027,904

Health Care Technology 1.2%
189,800	Cerner Corp.(a)(b)	7,683,104

Hotels, Restaurants & Leisure 1.6%
260,300	Hilton Hotels Corp.(b)	6,228,979
82,300	Panera Bread Co. (Class A)(a)(b)	4,305,113

		10,534,092

Shares	Description	Value
Insurance 0.8%
164,600	Axis Capital Holdings Ltd.	4,865,576

Internet & Catalog Retail 0.7%
352,100	GSI Commerce, Inc.(a)(b)	4,520,964

Internet Software & Services 2.6%
160,000	Digital River, Inc.(a)(b)	7,174,400
174,100	Equinix, Inc.(a)(b)	9,119,358

		16,293,758

IT Services 1.4%
135,710	CheckFree Corp.(a)	6,039,095
75,600	Global Payments, Inc.	3,216,024

		9,255,119

Life Sciences, Tools & Services 1.5%
152,700	Invitrogen Corp.(a)	9,435,333

Machinery 3.6%
183,500	Danaher Corp.(b)	11,964,200
170,700	IDEX Corp.	7,416,915
67,400	ITT Corp.	3,407,070

		22,788,185

Media 2.8%
165,200	E.W. Scripps Co. (The)(Class A)	7,058,996
554,200	Regal Entertainment Group (Class A)(b)	10,895,572

		17,954,568

Metals & Mining 2.7%
147,600	Arch Coal, Inc.	5,599,944
314,600	Goldcorp, Inc.	9,208,342
166,200	Harmony Gold Mining Co. Ltd. (ADR) (South Africa)(a)(b)	2,376,660

		17,184,946

Oil, Gas & Consumable Fuels 2.6%
129,700	Noble Energy, Inc.	6,564,117
287,800	Southwestern Energy Co.(a)	9,900,320

		16,464,437

Pharmaceuticals 1.4%
183,800	Endo Pharmaceuticals Holdings, Inc.(a)	5,710,666
81,400	Kos Pharmaceuticals, Inc.(a)(b)	3,365,076

		9,075,742

Real Estate Investment Trust 0.8%
247,600	Host Hotels & Resorts, Inc.(b)	5,254,072

Shares	Description	Value
Semiconductors & Semiconductor Equipment 5.8%
202,095	Broadcom Corp. (Class A)(a)	4,848,259
932,600	Integrated Device Technology, Inc.(a)(b)	14,427,322
406,600	Intersil Corp. (Class A)	9,559,166
599,800	Teradyne, Inc.(a)	7,881,372

		36,716,119

Software 6.0%
314,176	Adobe Systems, Inc.(a)	8,957,158
386,000	Amdocs Ltd.(a)	14,004,080
718,615	BEA Systems, Inc.(a)(b)	8,436,540
216,470	Citrix Systems, Inc.(a)	6,877,252

		38,275,030

Specialty Retail 2.6%
106,900	Abercrombie & Fitch Co.(Class A)	5,661,424
187,535	Ross Stores, Inc.	4,667,746
407,720	Urban Outfitters Inc.(a)(b)	5,948,635

		16,277,805

Wireless Telecommunication Services 5.5%
433,200	American Tower Corp. (Class A)(a)(b)	14,642,160
384,690	NII Holdings, Inc.(a)	20,303,937

		34,946,097

	Total long-term investments (cost $561,630,446)	622,213,177

SHORT-TERM INVESTMENT 27.5%
Affiliated Money Market Mutual Fund
174,997,228	Dryden Core Investment Fund-Taxable Money Market Series (cost $174,997,228; includes $153,024,352 of cash collateral received for securities on loan)(c)(d)	174,997,228

	Total Investments 125.2% (cost $736,627,674)(f)	797,210,405
	Liabilities in excess of other assets (25.2%)	(160,443,183)

	Net Assets 100.0%	$636,767,222

144 Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.

ADR American Depositary Receipt

RDU Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $147,022,612; cash collateral of $153,024,352 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(e)	As of July 31, 2006, one security representing $6,791,500 and 0.9% of the total market value of the Fund was fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$737,982,966	$86,695,138	$(27,467,699)	$59,227,439

The difference between book and tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison US Emerging Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 25, 2006

*	Print the name and title of each signing officer under his or her signature.